LEASES - Schedule of future minimum payments required by the lease agreements (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
LEASES
2026		$ 118,597
2027		70,377
Total minimum lease payments		188,974
Less interest factor		(6,245)
Operating lease liability - Total		182,729	$ 332,228
Less operating lease liability - current portion	$ (114,271)	(111,983)	(149,499)
Operating lease liability - long term portion	$ 41,346	$ 70,746	$ 182,729